Intangible assets, net - Amortization expenses on intangible assets allocated to expense items (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Intangible assets, net
Total amortization expense	$ 12,205	$ 12,690	$ 4,494
Cost of revenues
Intangible assets, net
Total amortization expense	3,515	6,682	1,127
Selling, general and administrative expenses
Intangible assets, net
Total amortization expense	1,145	1,232	1,418
Research and development expenses
Intangible assets, net
Total amortization expense	$ 7,545	$ 4,776	$ 1,949